Accrued Expenses	12 Months Ended
Dec. 31, 2022
Accrued Expenses
7. Accrued Expenses
The following table provides a summary of accrued expenses (in thousands):

	December 31,
	2022	2021
Accrued external research and development	$4,329	$3,560
Accrued compensation	2,084	207
Accrued professional fees and other	195	226

Accrued expenses	$6,608	$3,993